Restructuring Charges - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring (reversal) charges	$ (244,000)	$ 1,789,000	$ 395,000	$ 3,843,000
Restructuring liability	$ 1,600,000		$ 1,600,000		$ 4,900,000